Taxes (Details) - Schedule of Deferred Tax Assets - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Deferred Tax Assets [Abstract]
Deferred tax assets derived from net operating loss (“NOL”) carry forwards	$ 533,757	$ 406,760
Allowance of Inventory		305
Less: valuation allowance	(398,659)	(406,760)
Deferred tax assets	$ 135,098	$ 305